Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2017
Significant Accounting Policies [Abstract]
Revenue from Major Charterers
Charterers individually accounting for more than 10% of revenues during the nine-month periods ended September 30, 2017 and 2016 were:

Customer	2017	2016
A	13%	-
B	13%	-
C	12%	-
D	10%	-
E	-	19%
F	-	12%
G	-	10%
Total	48%	41%